A1 Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Estimated Impact of IFRS 16 on Balance Sheet Items	Estimated opening balance sheet impact of IFRS 16 (discounted)

SEK billion	IFRS 16 adjustment
Right-of-use assets	8.7
Lease liabilities, current	2.0
Lease liabilities, non-current	8.1
Equity	0.3